Income Taxes - Deferred Tax Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Deferred Tax Assets and Liabilities [Line Items]
Balance - beginning of year	$ (319,706)	$ (229,860)
Recognized in net (loss) income	15,895	45,017
Disposition of subs	18,084	0
Recognized in OCI	25,009	(12,932)
Balance - end of year	(260,718)	(319,706)
Premier Gold Mines Limited
Disclosure of Detailed Information About Deferred Tax Assets and Liabilities [Line Items]
Assumed in Premier Acquisition	$ 0	$ (121,931)